Income taxes - Reasons for differences of annual income tax benefit (expense) and statutory federal income tax rate to the pretax (loss) income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reasons for differences of annual income tax benefit (expense) and statutory federal income tax rate to the pretax (loss) income
U.S. Federal tax rate					21.00%	21.00%	21.00%
Expected income tax benefit (expense) at U.S. Federal tax rate					$ (14,286)	$ (6,189)	$ (6,187)
Reconciling items:
Difference between statutory and foreign tax rate					(151)	654	1,796
Permanent differences					3,695	962	(373)
Change in valuation allowance					11,823	4,821	4,067
Difference in current versus future tax rates					(351)	(322)
Impact of changes in tax rates					(608)	693	(8)
Other					362	(238)	(12)
Total income tax provision / (benefit)	$ (167)	$ (48)	$ 1,084	$ (232)	$ 484	$ 381	$ (717)